Income Tax - Schedule of Effective Tax Rate (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Effective Tax Rate [Abstract]
Statutory tax rate of Beta FinTech incorporated in Cayman Islands	0.00%	0.00%
Statutory tax rate of the entities incorporated in BVI	0.00%	0.00%
Effect of tax rate of the entity incorporated in Delaware	0.00%	0.00%
Hong Kong statutory income tax rate	16.50%	16.50%
Permanent differences – non-taxable bank interest income	(6.70%)	(3.20%)
Effective tax rate	9.80%	13.30%